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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2003

If amended report check here:      |_|                    Amendment Number: ___

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Met Investors Advisory, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

22 Corporate Plaza Drive             Newport Beach,         CA             92660
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-10259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Richard C. Pearson, Senior Vice President, General Counsel & Secretary
                                                                  (949) 629-1317
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                      /s/ Richard. C. Pearson
                                      ------------------------------------------
                                      Richard C. Pearson

                                          (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                           Newport Beach, CA   June 6, 2003
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

    13F File No.: Name:                                             13F File No.: Name:
    ------------- ----------------------------------------          ------------- ----------------------------------------
1.  028-01983     AIM Capital Management, Inc.                   6. 028-00203     OppenheimerFunds, Inc.
    ------------- ----------------------------------------          ------------- ----------------------------------------
2.  028-01343     Janus Capital Management, LLC                  7. 028-04976     Pacific Investment Management Co. LLC
    ------------- ----------------------------------------          ------------- ----------------------------------------
3.  028-00694     JP Morgan Investment Management                8. 028-02701     PIMCO Equity Advisors, LLC
    ------------- ----------------------------------------          ------------- ----------------------------------------
4.  028-00413     Lord Abbett & Co. LLC                          9. 028-00090     Putnam Investment Management, LLC
    ------------- ----------------------------------------          ------------- ----------------------------------------
5.  028-04968     Massachusetts Financial Services Company      10. 028-02013     Harris Associates, LP
    ------------- ----------------------------------------          ------------- ----------------------------------------
                                                                11. 028-05110     Third Avenue Management, LLC
                                                                    ------------- ----------------------------------------
                                                                12. 801-856       T. Rowe Price Associates, Inc.
                                                                    ------------- ----------------------------------------